Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of deposits from customers [Abstract]
Disclosure Of Detailed Information About Maturity Period Of Bank Deposits [Text Block]
The maturity profile of the Bank’s deposits, excluding interest payable, is as follows:

	December 31,	December 31,
	2018	2017
Demand	211,381	82,064
Up to 1 month	1,192,252	1,147,772
From 1 month to 3 months	412,638	492,205
From 3 months to 6 months	533,135	411,159
From 6 months to 1 year	462,156	571,500
From 1 year to 2 years	70,047	76,422
From 2 years to 5 years	89,213	147,722
	2,970,822	2,928,844

Disclosure Of Additional Information Of Bank Deposits [Text Block]
The following table presents additional information regarding the Bank’s deposits

	December 31,	December 31,
	2018	2017
Aggregate amounts of $100,000 or more	2,970,438	2,928,425
Aggregate amounts of deposits in the New York Agency	265,349	266,158

	Year ended December 31,
	2018	2017	2016
Interest expense on deposits made in the New York Agency	5,937	2,524	1,429